INTANGIBLE ASSETS, NET (Schedule of Intangible Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Original amounts	$ 66,845	$ 66,845
Accumulated amortization	(53,920)	(50,794)
Amortized cost	12,925	16,051
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	43,697	43,697
Accumulated amortization	(42,671)	(42,523)
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	15,388	15,388
Accumulated amortization	(5,285)	(4,557)
Marketing rights and patents [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	3,421	3,421
Accumulated amortization	(3,421)	(3,301)
Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	2,564	2,564
Accumulated amortization	(2,410)	(398)
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	1,775	1,775
Accumulated amortization	$ (133)	$ (15)